UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                   Washington, DC 20549

               FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-21090

Beaumont Fund, LLC
(Exact name of registrant as specified in charter)

500 Newport Center Drive, Suite 600, Newport Beach, CA 92660
 (Address of principal executive offices) (Zip code)

Mr. Robert R. Ouellette
Schottenstein, Zox, & Dunn Co., LPA
250 West Street
Columbus, Ohio 43215
 (Name and address of agent for service)

Registrant's telephone number, including area code:
       (866) 377-7677

Date of fiscal year end:  December 31
-----------------------------------------------------

Date of reporting period:  July 1, 2004 - June 30, 2005
-----------------------------------------------------

Item 1. Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;
(b) The exchange ticker symbol of the portfolio security;
(c) The Council on Uniform Securities Identification
Procedures ("CUSIP") number for the portfolio security;
(d) The shareholder meeting date;
(e) A brief identification of the matter voted on;
(f) Whether the matter was proposed by the issuer or by a security holder;
(g) Whether the registrant cast its vote on the matter;
(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
(i)Whether the registrant cast its vote for or against management.


    a      b       c         d       e      f g h  i
Altria	  MO   02209S103 04/28/05 Dir Elec  I Y F  F
Altria	  MO   02209S103 04/28/05 Ince Pln  I Y	F  F
Altria	  MO   02209S103 04/28/05 Stk Pln   I Y	F  F
Altria	  MO   02209S103 04/28/05 Auditor   I Y	F  F
Altria	  MO   02209S103 04/28/05 s/h prop1 S Y	AG F
Altria	  MO   02209S103 04/28/05 s/h prop2 S Y	AG F
Altria	  MO   02209S103 04/28/05 s/h prop3 S Y	AG F
Altria    MO   02209S103 04/28/05 s/h prop4 S Y	AG F

Amer Elec Pwr AEP 025537101 4/26/05 Dir Elec   I Y F  F
Amer Elec Pwr AEP 025537101 4/26/05 Auditors   I Y F  F
Amer Elec Pwr AEP 025537101 4/26/05 Ince Pln   I Y F  F
Amer Elec Pwr AEP 025537101 4/26/05 s/h prop1  S Y F  AG

Amgen AMGN 031162100 5/11/05 Dir Elect I Y F  F
Amgen AMGN 031162100 5/11/05 Auditors  I Y F  F
Amgen AMGN 031162100 5/11/05 s/h prop1 S Y AG F
Amgen AMGN 031162100 5/11/05 s/h prop2 S Y AG F
Amgen AMGN 031162100 5/11/05 s/h prop3 S Y AG F

AXA     AXA 054536107 4/20/05 Fin State Appr  I Y F  F
AXA     AXA 054536107 4/20/05 Fin State Appr  I Y F  F
AXA     AXA 054536107 4/20/05 Dividend        I Y F  F
AXA     AXA 054536107 4/20/05 Capital Gains   I Y F  F
AXA     AXA 054536107 4/20/05 Auditors        I Y F  F
AXA     AXA 054536107 4/20/05 Sup Board Res   I Y F  F
AXA     AXA 054536107 4/20/05 Sup Board Appt  I Y F  F
AXA     AXA 054536107 4/20/05 Sup Board Appt  I Y F  F
AXA     AXA 054536107 4/20/05 Sup Board Appt  I Y F  F
AXA     AXA 054536107 4/20/05 Sup Board Appt  I Y F  F
AXA     AXA 054536107 4/20/05 Sup Board Appt  I Y F  F
AXA     AXA 054536107 4/20/05 Sup Board Appt  I Y F  F
AXA     AXA 054536107 4/20/05 Directors Fees  I Y F  F
AXA     AXA 054536107 4/20/05 Shr Purch       I Y F  F
AXA     AXA 054536107 4/20/05 Subs Sh Distr   I Y F  F
AXA     AXA 054536107 4/20/05 Pref Sh Distr   I Y F  F
AXA     AXA 054536107 4/20/05 Set Shr Price   I Y F  F
AXA     AXA 054536107 4/20/05 Shr Issue Amt   I Y F  F
AXA     AXA 054536107 4/20/05 Mgmt Brd Auth   I Y F  F
AXA     AXA 054536107 4/20/05 Mgmt Brd Auth   I Y F  F
AXA     AXA 054536107 4/20/05 Mgmt Brd Auth   I Y F  F
AXA     AXA 054536107 4/20/05 Mgmt Brd Auth   I Y F  F
AXA     AXA 054536107 4/20/05 Mgmt Brd Auth   I Y F  F
AXA     AXA 054536107 4/20/05 Mgmt Brd Auth   I Y F  F
AXA     AXA 054536107 4/20/05 Mgmt Brd Auth   I Y F  F
AXA     AXA 054536107 4/20/05 Stk Purch       I Y F  F
AXA     AXA 054536107 4/20/05 Mgmt Brd Auth   I Y F  F
AXA     AXA 054536107 4/20/05 Amend Voting    I Y F  F
AXA     AXA 054536107 4/20/05 Supr Board Auth I Y F  F
AXA     AXA 054536107 4/20/05 Meeting Compl   I Y F  F

BP       BP 055622104 04/14/05 Dir Elec       I Y F  F
BP       BP 055622104 04/14/05 Auditors       I Y F  F
BP       BP 055622104 04/14/05 Shr Allot      I Y F  F
BP       BP 055622104 04/14/05 Shr Allot      I Y F  F
BP       BP 055622104 04/14/05 Shr Repurch    I Y F  F
BP       BP 055622104 04/14/05 Dir Remun      I Y F  F
BP       BP 055622104 04/14/05 Dir Incen Pl   I Y F  F
BP       BP 055622104 04/14/05 Ann Rpt        I Y F  F

Carmax KMX 143130102 6/21/05 Dir Elect      I Y F F
Carmax KMX 143130102 6/21/05 Auditors       I Y F F
Carmax KMX 143130102 6/21/05 Stk Incen Pl   I Y F F
Carmax KMX 143130102 6/21/05 Stk Incen Pl   I Y F F

Citigroup C 172967101 4/19/05 Dir Elec      I Y F  F
Citigroup C 172967101 4/19/05 Auditors      I Y F  F
Citigroup C 172967101 4/19/05 Stk Incen Pl  I Y F  F
Citigroup C 172967101 4/19/05 s/h prop1     S Y F  AG
Citigroup C 172967101 4/19/05 s/h prop2     S Y F  AG
Citigroup C 172967101 4/19/05 s/h prop3     S Y AG F
Citigroup C 172967101 4/19/05 s/h prop4     S Y AG F
Citigroup C 172967101 4/19/05 s/h prop5     S Y F  AG
Citigroup C 172967101 4/19/05 s/h prop6     S Y AG F
Citigroup C 172967101 4/19/05 s/h prop7     S Y AG F

FedEx FDX 31428X106 9/27/04 Dir Elec	    I Y F F
FedEx FDX 31428X106 9/27/04 Ann Dir Elec    I Y F F
FedEx FDX 31428X106 9/27/04 Stk Incen Pl    I Y F F
FedEx FDX 31428X106 9/27/04 Auditors	    I Y F F

Fremont Gen FMT 357288109 5/19/05 Dir Elect  I Y F F
Fremont Gen FMT 357288109 5/19/05 Auditors   I Y F F

Genesee & Wyoming GWR 371559105 5/18/05 Dir Elect  I Y F F
Genesee & Wyoming GWR 371559105 5/18/05 Auditors   I Y F F

Handleman   HDL 410252100  9/8/04 Dir Elect  I Y F F
Handleman   HDL	410252100  9/8/04 Stk Plan   I Y F F

iStar Fin SFI 45031U101 5/25/05	Dir Elect    I Y F F
iStar Fin SFI 45031U101 5/25/05	High Perf Pl I Y F F
iStar Fin SFI 45031U101 5/25/05	Auditors     I Y F F

JP Morgan JPM 46625H100 5/17/05 Dir Elect      I Y F  F
JP Morgan JPM 46625H100 5/17/05 Auditors       I Y F  F
JP Morgan JPM 46625H100 5/17/05 Incen Pl       I Y F  F
JP Morgan JPM 46625H100 5/17/05 Dir Term       I Y AG F
JP Morgan JPM 46625H100 5/17/05 Chairman/CEO   I Y F  AG
JP Morgan JPM 46625H100 5/17/05 Comp Pay       I Y F  AG
JP Morgan JPM 46625H100 5/17/05 Mgmt Bonuses   I Y F  AG

Liberty Media L 530718105 6/08/05 Dir Elect   I Y F F
Liberty Media L 530718105 6/08/05 Auditors    I Y F F

Liberty Media LBTYA 530719103 6/15/05 Dir Elect   I Y F F
Liberty Media LBTYA 530719103 6/15/05 Merger      I Y F F
Liberty Media LBTYA 530719103 6/15/05 Incen Pl    I Y F F
Liberty Media LBTYA 530719103 6/15/05 Auditors    I Y F F

Loews Corp LTR 540424108 5/10/05 Dir Elect    I Y F  F
Loews Corp LTR 540424108 5/10/05 Auditors     I Y F  F
Loews Corp LTR 540424108 5/10/05 Stk Opt Pl   I Y F  F
Loews Corp LTR 540424108 5/10/05 Incen Comp   I Y F  F
Loews Corp LTR 540424108 5/10/05 s/h prop1    S Y AG F
Loews Corp LTR 540424108 5/10/05 s/h prop2    S Y AG F
Loews Corp LTR 540424108 5/10/05 s/h prop3    S Y AG F
Loews Corp LTR 540424108 5/10/05 s/h prop4    S Y AG F

MASCO  MAS 574599106 5/10/05 Dir Elect     I Y F F
MASCO  MAS 574599106 5/10/05 Stk Incen Pl  I Y F F
MASCO  MAS 574599106 5/10/05 Auditors      I Y F F

Merck     MRK 589331107 04/26/05  Dir Elec    I Y F  F
Merck     MRK 589331107 04/26/05  Auditors    I Y F  F
Merck     MRK 589331107 04/26/05  s/h prop1   S Y AG F
Merck     MRK 589331107 04/26/05  s/h prop2   S Y AG F
Merck     MRK 589331107 04/26/05  s/h prop3   S Y AG F
Merck     MRK 589331107 04/26/05  s/h prop4   S Y F  AG
Merck     MRK 589331107 04/26/05  s/h prop5   S Y AG F
Merck     MRK 589331107 04/26/05  s/h prop6   S Y AG F
Merck     MRK 589331107 04/26/05  s/h prop7   S Y AG F

Microsoft MSFT 594918104 11/09/04 Dir Elec      I Y F  F
Microsoft MSFT 594918104 11/09/04 Stk Opt Plan  I Y F  F
Microsoft MSFT 594918104 11/09/04 Stk Plan      I Y F  F
Microsoft MSFT 594918104 11/09/04 Stk Plan      I Y F  F
Microsoft MSFT 594918104 11/09/04 Auditors      I Y F  F

Nam Tai Elec NTE 629865205 6/6/05 Dir Elect    I Y F F
Nam Tai Elec NTE 629865205 6/6/05 Auditors     I Y F F
Nam Tai Elec NTE 629865205 6/6/05 Stk Opt Pl   I Y F F

Nokia     NOK  654902204 04/07/05 Dir Elec  I Y F F
Nokia     NOK  654902204 04/07/05 I/S, B/S  I Y F F
Nokia     NOK  654902204 04/07/05 Dividend  I Y F F
Nokia     NOK  654902204 04/07/05 Dir liab  I Y F F
Nokia     NOK  654902204 04/07/05 Brd Gov   I Y F F
Nokia     NOK  654902204 04/07/05 Rem Aud   I Y F F
Nokia     NOK  654902204 04/07/05 Auditors  I Y F F
Nokia     NOK  654902204 04/07/05 Stk Op Pl I Y F F
Nokia     NOK  654902204 04/07/05 Red Sh Cp I Y F F
Nokia     NOK  654902204 04/07/05 Inc Sh Cp I Y F F
Nokia     NOK  654902204 04/07/05 Stk Repur I Y F F
Nokia     NOK  654902204 04/07/05 Stk Disp  I Y F F
Nokia     NOK  654902204 04/07/05 Instr Lgl I Y AG

Pfizer   PFE 717081103 04/28/05  Dir Elec     I Y F  F
Pfizer   PFE 717081103 04/28/05  Auditors     I Y F  F
Pfizer   PFE 717081103 04/28/05  s/h prop1    S Y F  AG
Pfizer   PFE 717081103 04/28/05  s/h prop2    S Y AG F
Pfizer   PFE 717081103 04/28/05  s/h prop3    S Y AG F
Pfizer   PFE 717081103 04/28/05  s/h prop4    S Y AG F
Pfizer   PFE 717081103 04/28/05  s/h prop5    S Y AG F
Pfizer   PFE 717081103 04/28/05  s/h prop6    S Y F  AG

St Paul Travelers STA 792860108  5/03/05  Dir Elec      I Y F F
St Paul Travelers STA 792860108  5/03/05  Auditors      I Y F F

St Paul Travelers STA 792860108  7/28/04  Dir Elec       I Y F F
St Paul Travelers STA 792860108  7/28/04  Auditors       I Y F F
St Paul Travelers STA 792860108  7/28/04  Stk Incen Pl   I Y F F

Washington Mutual WM 939322103  4/19/05	Dir Elec    I Y F F
Washington Mutual WM 939322103  4/19/05	Auditors    I Y F F

WellPoint Health WLP 94973V107 5/10/05 Dir Elec    I Y F F
WellPoint Health WLP 94973V107 5/10/05 Auditors    I Y F F
WellPoint Health WLP 94973V107 5/10/05 Perf Comp   I Y AG F


                      SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Beaumont Fund, LLC

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President
       Beaumont Fund, LLC

Date:  August 29, 2005